Cover	Jun. 25, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A amends the Current Report on Form 8-K filed on March 30, 2026 under the Company’s former name (the “Original Form 8-K”). It amends and supplements the disclosure under Items 1.01 and 3.02 concerning the March 17, 2026, Intellectual Property Acquisition and Management Transition Agreement (the “Original Agreement”), corrects the registrant’s legal name, and adds Item 5.03. Except as stated in this amendment, the Original Form 8-K remains unchanged.
Document Period End Date	Jun. 25, 2026
Current Fiscal Year End Date	--03-31
Entity File Number	000-54030
Entity Registrant Name	NATURALSHRIMP INCORPORATED
Entity Central Index Key	0001465470
Entity Tax Identification Number	74-3262176
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1200 N Federal Hwy Suite 200
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33432
City Area Code	(561)
Local Phone Number	716-0684
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false